SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Accounting, Policy [Policy Text Block]	BASIS OF PRESENTATION The accompanying audited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”)

Consolidation, Policy [Policy Text Block]
PRINCIPLES OF CONSOLIDATION
The consolidated financial statements include the accounts of Elite Pharmaceuticals, Inc. and its consolidated subsidiaries, (collectively the “Company”) including its wholly-owned subsidiary, Elite Laboratories, Inc. (“Elite Labs”) for the years ended March 31, 2013 (“Fiscal 2013”) and 2012 (“Fiscal 2012”). Our Company consolidates all entities that we control by ownership of a majority voting interest. As of March 31, 2013, the financial statements of all wholly-owned entities are consolidated and all significant intercompany accounts are eliminated upon consolidation.

Nature Of Business [Policy Text Block]
NATURE OF BUSINESS
Elite Pharmaceuticals, Inc. was incorporated on October 1, 1997 under the laws of the State of Delaware, and its wholly-owned subsidiary Elite Laboratories, Inc. was incorporated on August 23, 1990 under the laws of the State of Delaware. On January 5, 2012, Elite Pharmaceuticals was reincorporated under the laws of the State of Nevada. Elite Labs engages primarily in researching, developing and licensing proprietary controlled-release drug delivery systems and products. The Company is also equipped to manufacture controlled-release products on a contract basis for third parties and itself if and when the products are approved; however the Company has concentrated on developing orally administered controlled-release products. These products include drugs that cover therapeutic areas for pain, allergy and infection. The Company also engages in research and development activities for the purpose of obtaining Food and Drug Administration approval, and, thereafter, commercially exploiting generic and new controlled-release pharmaceutical products. The Company also engages in contract research and development on behalf of other pharmaceutical companies.

Cash and Cash Equivalents, Policy [Policy Text Block]
CASH AND CASH EQUIVALENTS
The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents consist of cash on deposit with banks and money market instruments. The Company places its cash and cash equivalents with high-quality, U.S. financial institutions and, to date has not experienced losses on any of its balances.

Inventory, Policy [Policy Text Block]	INVENTORIES Inventories are stated at the lower of cost (first-in, first-out basis) or market (net realizable value).

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
LONG-LIVED ASSETS
The Company periodically evaluates the fair value of long-lived assets, which include property and equipment and intangibles, whenever events or changes in circumstances indicate that its carrying amounts may not be recoverable. Such conditions may include an economic downturn or a change in the assessment of future operations. A charge for impairment is recognized whenever the carrying amount of a long-lived asset exceeds its fair value. Management has determined that no impairment of long-lived assets has occurred.

Property and equipment are stated at cost. Depreciation is provided on the straight-line method based on the estimated useful lives of the respective assets which range from five to forty years. Major repairs or improvements are capitalized. Minor replacements and maintenance and repairs which do not improve or extend asset lives are expensed currently.

Upon retirement or other disposition of assets, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss, if any, is recognized in income.

Costs incurred to acquire intangible assets such as for the application of patents and trademarks are capitalized and amortized on the straight-line method, based on their estimated useful lives ranging from five to fifteen years, commencing upon approval of the patent and trademarks. Such costs are charged to expense if the patent or trademark is unsuccessful.

Research and Development Expense, Policy [Policy Text Block]	RESEARCH AND DEVELOPMENT Research and development expenditures are charged to expense as incurred.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
CONCENTRATION OF CREDIT RISK
The Company maintains cash balances, which, at times, may exceed the amounts insured by the Federal Deposit Insurance Corp. Uninsured balances at March 31, 2013 are $369,023. Management does not believe that there is any significant risk of losses.

The Company in the normal course of business extends credit to its customers based on contract terms and performs ongoing credit evaluations. An allowance for doubtful accounts due to uncertainty of collection is established based on historical collection experience. Amounts are written off when payment is not received after exhaustive collection efforts. During Fiscal 2013 and Fiscal 2012 the Company generated all its revenues from six companies. The termination of the contracts with either of such four companies will result in the loss of a significant amount of revenues currently being earned.

Use of Estimates, Policy [Policy Text Block]
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates made by management include, but are not limited to, the recognition of revenue, the amount of the allowance for doubtful accounts receivable and the fair value of intangible assets, stock-based awards and derivatives.

Income Tax, Policy [Policy Text Block]
INCOME TAXES
The Company uses the liability method for reporting income taxes, under which current and deferred tax liabilities and assets are recorded in accordance with enacted tax laws and rates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Under the liability method, the amounts of deferred tax liabilities and assets at the end of each period are determined using the tax rate expected to be in effect when taxes are actually paid or recovered. Further tax benefits are recognized when it is more likely than not, that such benefits will be realized. Valuation allowances are provided to reduce deferred tax assets to the amount considered likely to be realized.

GAAP prescribes a recognition threshold and measurement attribute for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the company has taken or expects to take on a tax return. GAAP requires that the financial statements reflect expected future tax consequences of such positions presuming the taxing authorities’ full knowledge of the position and all relevant facts, but without considering time values. No adjustments related to uncertain tax positions were recognized during Fiscal 2013 and Fiscal 2012.

The Company recognizes interest and penalties related to uncertain tax positions as a reduction of the income tax benefit. No interest and penalties related to uncertain tax positions were accrued as of March 31, 2013 and March 31, 2012.

The Company operates in multiple tax jurisdictions within the United States of America. Although we do not believe that we are currently under examination in any of our major tax jurisdictions, we remain subject to examination in all of our tax jurisdiction until the applicable statutes of limitation expire. As of March 31, 2013, a summary of the tax years that remain subject to examination in our major tax jurisdictions are: United States – Federal, 2009 and forward, and State, 2005 and forward. The Company did not record unrecognized tax positions for the years ended March 31, 2013 and 2012.

Earnings Per Share, Policy [Policy Text Block]
EARNINGS PER COMMON SHARE
Basic earnings per common share is calculated by dividing net earnings by the weighted average number of shares outstanding during each period presented. Diluted earnings per share are calculated by dividing earnings by the weighted average number of shares and common stock equivalents. The Company’s common stock equivalents consist of options, warrants and convertible securities.

Revenue Recognition, Policy [Policy Text Block]
REVENUE RECOGNITION
Revenues earned under manufacturing agreements with other pharmaceutical companies are recognized on the date of shipment of the product, when title for the goods is transferred, and for which the price is agreed to and it has been determined that collectability is reasonably assured.

Revenues derived from royalties and profit splits are recognized when such are reasonably estimable and collectible. Revenues from royalties and profit splits which cannot be reasonably estimated are recognized when the payment is received.

Revenues derived from providing research and development services under contracts with other pharmaceutical companies are recognized when earned. These contracts provide for non-refundable upfront and milestone payments. Because no discrete earnings event has occurred when the upfront payment is received, that amount is deferred until the achievement of a defined milestone. Each nonrefundable milestone payment is recognized as revenue when the performance criteria for that milestone have been met. Under each contract, the milestones are defined, substantive effort is required to achieve the milestone, the amount of the non-refundable milestone payment is reasonable, commensurate with the effort expended, and achievement of the milestone is reasonably assured.

Revenues earned by licensing certain pharmaceutical products developed by the Company are recognized at the beginning of a license term when the Company’s customer has legal right to the use of the product. Revenues are recognized on licensing income on a straight line basis over the life of the licensing agreement.

Treasury Stock Policy [Policy Text Block]	TREASURY STOCK The Company records common shares purchased and held in treasury at cost.

Fair Value of Financial Instruments, Policy [Policy Text Block]
FAIR VALUE OF FINANCIAL INSTRUMENTS
The carrying amounts of current assets and liabilities approximate fair value due to the short-term nature of these instruments. The carrying amounts of noncurrent assets are reasonable estimates of their fair values based on management’s evaluation of future cash flows. The long-term liabilities are carried at amounts that approximate fair value based on borrowing rates available to the Company for obligations with similar terms, degrees of risk and remaining maturities.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
STOCK-BASED COMPENSATION
The Company accounts for all stock-based payments and awards under the fair value based method. Stock-based payments to non-employees are measured at the fair value of the consideration received, or the fair value of the equity instruments issued, or liabilities incurred, whichever is more reliably measurable. The fair value of stock-based payments to non-employees is periodically re-measured until the counterparty performance is complete, and any change therein is recognized over the vesting period of the award and in the same manner as if the Company had paid cash instead of paying with or using equity based instruments on an accelerated basis. The cost of the stock-based payments to nonemployees that are fully vested and non-forfeitable as at the grant date is measured and recognized at that date, unless there is a contractual term for services in which case such compensation would be amortized over the contractual term.

The Company accounts for the granting of share purchase options to employees using the fair value method whereby all awards to employees will be recorded at fair value on the date of the grant. Share based awards granted to employees with a performance condition are measured based on the probable outcome of that performance condition during the requisite service period. Such an award with a performance condition is accrued if it is probable that a performance condition will be achieved. Compensation costs for stock-based payments to employees that do not include performance conditions are recognized on a straight-line basis. The fair value of all share purchase options is expensed over their vesting period with a corresponding increase to additional capital surplus. Upon exercise of share purchase options, the consideration paid by the option holder, together with the amount previously recognized in additional capital surplus, is recorded as an increase to share capital

The Company uses the Black-Scholes option valuation model to calculate the fair value of share purchase options at the date of the grant. Option pricing models require the input of highly subjective assumptions, including the expected price volatility. Changes in these assumptions can materially affect the fair value estimate.

The compensation expense recognized for the years ended March 31, 2013 and 2012 was $45,866 and $24,453, respectively.

Fair Value Measurement, Policy [Policy Text Block]
FAIR VALUE MEASUREMENTS

The Company adopted Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, for financial and non-financial assets and liabilities.

ASC 820 discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost). The Company utilizes the market approach. The statement utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1:	Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:
Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs that reflect the reporting entity’s own assumptions.

New Accounting Pronouncements, Policy [Policy Text Block]
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
The Company believes that all recently issued accounting pronouncements and other authoritative guidance for which the effective date is in the future either will not have an impact on its accounting or reporting or that such impact will not be material to its financial statements.